Non-current provisions and other non-current liabilities	12 Months Ended
Dec. 31, 2019
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current liabilities

15. Non-current provisions and other non-current liabilities

Of the total amount of non-current provisions and other non-current liabilities amounting to €668,747 at December 31, 2019 (2018: €750,738), €219,129 (2018: €457,382) are due in between more than one and three years, €34,762 (2018: €107,080) are due in between three to five years and €414,856 (2018: €186,276) are due after five years.

The item “Other non-current liabilities” in the amount of €559,944 at December 31, 2019 (2018: €622,291) includes, among others, noncontrolling interests subject to put provisions of €331,293 (2018: €324,295), variable payments outstanding for acquisitions of €55,424 (2018: €115,061) and derivatives of €50 (2018: €11,820).

The following table shows the development of non-current provisions in the fiscal year:

Development of non-current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2019	translation	group	Utilized	Reversed	Additions	Reclassifications	2019

Personnel expenses	84,439	1,203	430	(3,294)	(713)	19,065	(40,764)	60,366
Interest payable related to income taxes	29,231	150	—	—	(5,447)	2,177	—	26,111
Other non-current provisions	14,777	66	6,066	(283)	(249)	1,949	—	22,326
Non-current provisions	128,447	1,419	6,496	(3,577)	(6,409)	23,191	(40,764)	108,803

Personnel expenses mainly refer to provisions for share-based plans and provisions for severance payments. As at December 31, 2019, the provisions for share-based plans amounted to €47,411 (2018: €71,784). See note 20.

The item “Other non-current provisions” in the table above includes provisions for asset retirement obligations.

The increase during the period in the discounted amount arising from the passage over time and the effect of any change in the discount rate is not material.